CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding			0	0
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001		$ 0.001
Common Stock, Shares Authorized	400,000,000	400,000,000		400,000,000
Common Stock, Shares, Issued	3,095,650	3,095,650		2,758,689
Common Stock, Shares, Outstanding	2,897,568	2,897,568		2,598,035
Mudrick Capital Acquisition Corporation [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001		$ 0.0001
Preferred Stock, Shares Authorized	1,000,000	1,000,000		1,000,000
Preferred Stock, Shares Issued	0	0		0
Preferred Stock, Shares Outstanding	0	0		0
Temporary Equity, Par or Stated Value Per Share		$ 0.0001		$ 0.0001
Temporary Equity, Shares Outstanding		20,106,823		19,848,325
Temporary Equity, Redemption Price Per Share		$ 10.10		$ 10.10
Mudrick Capital Acquisition Corporation [Member] | Class A common stock
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001		$ 0.0001
Common Stock, Shares Authorized	100,000,000	100,000,000		100,000,000
Common Stock, Shares, Issued	1,338,072	693,177		951,675
Common Stock, Shares, Outstanding	1,338,072	693,177		951,675
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Temporary Equity, Shares Outstanding	5,571,215	20,106,823		19,848,325
Temporary Equity, Redemption Price Per Share	$ 10.10	$ 10.10
Mudrick Capital Acquisition Corporation [Member] | Common Class B [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001		$ 0.0001
Common Stock, Shares Authorized	10,000,000	10,000,000		10,000,000
Common Stock, Shares, Issued	5,200,000	5,200,000		5,200,000
Common Stock, Shares, Outstanding	5,200,000	5,200,000		5,200,000